Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Schedule of Provisions for Income Tax	Provisions for income tax are as follows:
	June 30, 2023	June 30, 2022
	US$	US$
Provisions for current income tax	2,064,697	2,433,772
Provisions for deferred income tax	-	-
Total	2,064,697	2,433,772

Schedule of Total Income Tax Expense	The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the six months ended June 30, 2023 and 2022, respectively:
	June 30, 2023	June 30, 2022
	US$	US$
Income before income tax provision	9,097,681	8,988,658
Tax at the PRC EIT tax rates	2,203,896	2,689,271
Change in valuation allowance	16,934	-
Tax effect of non-deductible expenses	208,961	157,007
Tax effect of R&D expenses additional deduction*	(365,094)	(412,506)
Income tax expense	2,064,697	2,433,772
*	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.